Operating Revenue by Geographic Location	12 Months Ended
Dec. 31, 2016
Operating Revenue by Geographic Location
Operating Revenue by Geographic Location

17. Operating Revenue by Geographic Location

        Operating revenue by geographic location of the customers for the years ended December 31, was as follows (in thousands):

Continent	2016	2015	2014
Australia—Asia	$344,400	$410,827	$389,098
Europe	153,932	157,109	162,993

Total Revenue	$498,332	$567,936	$552,091